Note 19 - Other Non-current Liabilities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
19.	Other Non-Current Liabilities

On
October
1,
2010,
the Company entered into a bareboat charter agreement to lease the vessel M/T Delos until
September
30,
2015
for a variable rate per year. On
October
15,
2011,
the Company terminated the bareboat charter agreement resulting in a termination fee of
$5,750
“(the Delos Termination Fee”) that remained outstanding until
December
31,
2012.
On
January
1,
2013,
the Company entered into an agreement with the owner of M/T Delos for the repayment of the remaining balances of the Delos Termination Fee. According to this agreement the Company paid monthly interest.

On
December
10,
2015,
the owner of M/T Delos notified the Company that the outstanding balance of the Delos Termination Fee was immediately due and payable, since the Company had been delaying the installments as per the agreed repayment schedule. On
January
12,
2016,
Family Trading, a related party owned by the Lax trust, assumed the outstanding balance of the Delos Termination Fee that amounted to
$3,796
(the “Family Trading transaction”). As consideration for the assumption of this liability, Family Trading on
January
12,
2016
received
1,355,816
of the Company’s common shares. The Company retained the right to buy back up to
60%
of these shares at any time until
December
31,
2016.
This transaction was approved by a special committee of the independent directors of the Company.
As of
December
31,
2015,
the non-current part of the Delos Termination Fee was
$0,
while the current portion of the termination fee of
$3,796
was included in Accounts payable in the accompanying consolidated balance sheets. The fair value of the Delos Termination Fee equals its carrying amount since it was then immediately due and payable following the abovementioned notice.